Fair Value Measurements - Summary of the Fair Value Hierarchy the Company's Assets and Liabilities that were Accounted for at Fair Value on a Recurring Basis (Detail) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Fair value recurring [Member] | Treasury Trust Funds held in Trust Account [Member] | Level 1 [Member]
Assets
Treasury Trust Funds held in Trust Account	$ 16,311,760	$ 16,053,202	$ 51,976,918